Financial assets and liabilities - Summary of the opening value of derivative debt and non-debt derivative financial instruments (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	R$ (413,561)	R$ 329,124
Debt financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(135,554)	1,319,512
Non-debt financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	R$ (278,007)	R$ (990,388)